FVM - Movements of level 3 instruments - Liabilities (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total Level 3 liabilities	$ 437,984		$ 385,436	$ 401,555
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total Level 3 liabilities	19,352		$ 19,633	$ 20,405
Level 3 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	100
Balance at the end of period	0
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	4,100	$ 3,200
Total gains / losses included in comprehensive income - Net gains / losses included in income	200	(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	200	(100)
Purchases	0	100
Sales	(0)	(0)
Issuances	1,200	1,700
Settlements	(1,000)	(1,400)
Transfers into Level 3	100	400
Transfers out of Level 3	(600)	(300)
Foreign currency translation	100	0
Balance at the end of period	4,100	4,400
Level 3 | Derivative financial instruments | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		900
Level 3 | Derivative financial instruments | Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	300	100
Total gains / losses included in comprehensive income - Net gains / losses included in income	100	(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	100
Settlements	(100)	(0)
Transfers into Level 3	0	100
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	300	200
Level 3 | Derivative financial instruments | Interest rate | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		100
Level 3 | Derivative financial instruments | Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	3,100	2,700
Total gains / losses included in comprehensive income - Net gains / losses included in income	200	100
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	200	0
Purchases	0	100
Sales	(0)	(0)
Issuances	1,100	1,500
Settlements	(600)	(1,200)
Transfers into Level 3	100	300
Transfers out of Level 3	(500)	(200)
Foreign currency translation	100	0
Balance at the end of period	3,500	3,400
Level 3 | Derivative financial instruments | Equity / index | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		200
Level 3 | Derivative financial instruments | Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	400	300
Total gains / losses included in comprehensive income - Net gains / losses included in income	0	0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	100	100
Settlements	(200)	(100)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	200	400
Level 3 | Derivative financial instruments | Credit | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		200
Level 3 | Derivative financial instruments | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	100	0
Total gains / losses included in comprehensive income - Net gains / losses included in income	0	(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	0	300
Level 3 | Derivative financial instruments | Loan commitments measured at FVTPL | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		400
Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	11,800	7,800
Total gains / losses included in comprehensive income - Net gains / losses included in income	300	200
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	300	200
Purchases	0	0
Sales	(0)	(0)
Issuances	2,600	2,900
Settlements	(1,700)	(2,500)
Transfers into Level 3	800	600
Transfers out of Level 3	(2,900)	(1,900)
Foreign currency translation	500	(100)
Balance at the end of period	11,400	11,500
Level 3 | Debt issued designated at fair value | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		4,500
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	4,300	2,300
Total gains / losses included in comprehensive income - Net gains / losses included in income	(100)	(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	400	1,100
Settlements	(800)	(200)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(100)
Foreign currency translation	100	0
Balance at the end of period	$ 3,800	4,900
Level 3 | Other financial liabilities designated at fair value | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect from merger of UBS AG and Credit Suisse AG		$ 1,900